ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2014 and 2013 are as follows:

	Issued		Outstanding
	2014	2013	2014	2013
Series 15	3,870,500	3,870,500	3,865,900	3,866,900
Series 16	5,429,402	5,429,402	5,423,102	5,425,102
Series 17	5,000,000	5,000,000	4,995,887	4,998,500
Series 18	3,616,200	3,616,200	3,616,200	3,616,200
Series 19	4,080,000	4,080,000	4,080,000	4,080,000
	21,996,102	21,996,102	21,981,089	21,986,702

Schedule Of Operating Partnership Valuation Allowance [Table Text Block]
Accordingly, the partnership recorded a valuation allowance as follows:

	2014	2013
Series 15	$36,759	$36,759
Series 16	1,204	31,893
Series 17	12,292	60,785
Series 18	40,536	51,536
Series 19	25,120	25,120
	$115,911	$206,093

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2014 and 2013 are as follows:

	2014	2013
Series 15	3,866,567	3,868,900
Series 16	5,424,435	5,426,435
Series 17	4,997,629	4,998,833
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,984,831	21,990,368